FINANCIAL INSTRUMENTS - Carrying amounts and reconciliation of derivative financial instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedging instruments [line items]
Derivative financial asset (liability), net	$ 101	$ 489	$ 854
Current portion of other long-term (liabilities) assets	(103)	222
Other long-term assets	204	267
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	5	7	$ 5
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	(38)	10
Forward contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedges, asset (liability)	(71)	16
AECO swaps
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	0	(6)
Cross currency swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedges, asset (liability)	$ 210	$ 469